UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9537

MFS CALIFORNIA MUNICIPAL FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® California Municipal Fund

QUARTERLY REPORT

August 31, 2011

MFS California Municipal Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 175.8%
Airport Revenue – 6.7%
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, BHAC, 5.25%, 2038	$750,000	$786,994
Orange County, CA, Airport Rev., “A”, 5%, 2031	190,000	198,229
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 2021	500,000	562,930
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	440,000	435,983

		$1,984,136

General Obligations - General Purpose – 10.7%
Commonwealth of Puerto Rico, “A”, 5.5%, 2018	$370,000	$406,057
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 2020	435,000	469,965
State of California, AMBAC, 6%, 2017	1,000,000	1,219,320
State of California, 5.5%, 2040	630,000	659,100
State of California, 5.25%, 2040	415,000	421,603

		$3,176,045

General Obligations - Schools – 28.3%
Alhambra, CA, Unified School District, “B”, ASSD GTY, 5.25%, 2028	$500,000	$538,460
Banning, CA, Unified School District (Election of 2006), “B”, ASSD GTY, 5.25%, 2033	500,000	521,715
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 2030	60,000	61,145
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2045	515,000	129,584
Montebello, CA, Unified School District (Election of 2004), “A-1”, ASSD GTY, 5.25%, 2034	355,000	371,564
Napa Valley, CA, Unified School District, 5%, 2020	225,000	268,454
Peralta, CA, Community College District, AGM, 5%, 2016	500,000	571,975
Pittsburg, CA, Unified School District, “B”, AGM, 5.5%, 2034	500,000	528,150
Pomona, CA, Unified School District, “A”, NATL, 6.55%, 2029	1,000,000	1,136,200
Redondo Beach, CA, Unified School District (Election of 2000), 3%, 2020	250,000	254,903
San Diego, CA, Community College (Election of 2002), 5.25%, 2033	125,000	133,053
San Diego, CA, Unified School District (Election of 1998), AGM, 5.25%, 2028	800,000	903,648
San Joaquin, CA, Delta Community College District (Election of 2004), “B”, Capital Appreciation, AGM, 0%, 2018	400,000	312,468
Vallejo City, CA, Unified School District, “A”, NATL, 5.9%, 2025	500,000	511,255
Victor, CA, Elementary School District (Election of 2008), “A”, ASSD GTY, 5.125%, 2034	500,000	514,200
Washington, CA, Yolo County Unified School District (New High School Project), 5%, 2021	450,000	463,176
West Contra Costa, CA, Unified School District, “A”, NATL, 5.7%, 2023	500,000	577,695
West Covina, CA, Unified School District, “A”, NATL, 5.8%, 2021	500,000	570,700

		$8,368,345

Healthcare Revenue - Hospitals – 17.7%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), 6.25%, 2039	$505,000	$531,624
California Health Facilities, Financing Authority Rev. (Cedars-Sinai Medical Center), 5%, 2034	250,000	243,290
California Health Facilities, Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	500,000	540,575
California Municipal Finance Authority, COP (Community Hospitals of Central California), 5.25%, 2027	250,000	238,553
California Statewide Communities Development Authority Rev. (Adventist), ASSD GTY, 5%, 2037	500,000	505,930
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 2041	1,000,000	1,019,840

MFS California Municipal Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
California Statewide Communities Development Authority Rev. (Daughters of Charity Health), “A”, 5.25%, 2030	$250,000	$212,710
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 2023	500,000	542,845
California Statewide Communities Development Authority Rev. (Huntington Memorial Hospital), 5%, 2035	535,000	507,153
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 2030	260,000	262,995
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2041	400,000	376,024
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 2032	250,000	265,760

		$5,247,299

Healthcare Revenue - Long Term Care – 3.4%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Odd Fellows Home), NATL, 6%, 2024	$1,000,000	$1,003,040

Miscellaneous Revenue - Other – 1.8%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 2037	$385,000	$381,997
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2033	160,000	163,656

		$545,653

Sales & Excise Tax Revenue – 1.7%
California Economic Recovery, “A”, 5%, 2020	$250,000	$294,133
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2032	250,000	214,480

		$508,613

Single Family Housing - Local – 0.1%
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “A”, GNMA, 6.35%, 2029	$5,000	$5,002
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “B4”, FHA, 6.35%, 2029	10,000	10,303

		$15,305

Single Family Housing - State – 6.5%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2030	$305,000	$265,570
California Housing Finance Agency Rev. (Home Mortgage), “K”, 4.55%, 2021	675,000	638,341
California Housing Finance Agency Rev. (Home Mortgage), “K”, 5.3%, 2023	365,000	349,951
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 2033	555,000	517,821
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 2038	175,000	159,980

		$1,931,663

Solid Waste Revenue – 1.7%
Salinas Valley, CA, Solid Waste Authority Rev., AMBAC, 5.125%, 2022	$500,000	$501,440

State & Agency - Other – 1.5%
Sacramento County, CA, Public Facilities Project, COP, AMBAC, 4.75%, 2027	$500,000	$437,505

State & Local Agencies – 29.1%
Calabasas, CA, Certificate Participants (City Hall & Civic Center Project), AMBAC, 4.5%, 2041	$725,000	$678,375
Compton, CA, Public Finance Authority, AMBAC, 5%, 2032	500,000	400,665
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., FGIC, 5%, 2035	255,000	240,269
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., BHAC, 5%, 2038	1,000,000	962,820

MFS California Municipal Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	$1,000,000	$924,280
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	1,000,000	921,030
Huntington Park, CA, Public Financing Authority Rev., “A”, AGM, 5.25%, 2019	500,000	550,140
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 2018	2,020,000	1,366,772
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 2023	2,220,000	993,339
Los Angeles, CA, Municipal Improvement Corp. Lease Rev., “B”, ASSD GTY, 5.5%, 2030	390,000	395,281
Western Placer, CA, Unified School, “B”, ASSD GTY, 5.125%, 2047	1,200,000	1,175,808

		$8,608,779

Tax Assessment – 11.8%
Fontana, CA, Public Finance Authority, Tax Allocation Rev. (Sub Lien North Fontana Redevelopment), “A”, AMBAC, 5%, 2029	$1,000,000	$935,760
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	100,000	100,238
Lancaster, CA, Financing Authority, Tax Allocation Rev. (Projects No. 5 & 6 Redevelopment Projects), NATL, 5.25%, 2020	825,000	812,312
San Diego, CA, Redevelopment Agency, Tax Allocation Rev. (Centre City), “A”, AMBAC, 5.25%, 2025	500,000	485,535
San Dieguito, CA, Public Facilities Authority, “A”, AMBAC, 5%, 2032	500,000	488,565
San Jose, CA, Redevelopment Agency, Tax Allocation (Merged Area Redevelopment Project), “C”, NATL, 4.25%, 2030	900,000	682,200

		$3,504,610

Tobacco – 4.0%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.125%, 2047	$1,000,000	$641,370
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	770,000	543,012

		$1,184,382

Toll Roads – 0.8%
Foothill/Eastern Corridor Agency, CA, Toll Road Rev., NATL, 5.125%, 2019	$250,000	$245,408

Transportation - Special Tax – 2.7%
Commonwealth of Puerto Rico Highway & Transportation Authority, Highway Rev., “K”, 5%, 2014	$235,000	$251,885
Commonwealth of Puerto Rico Highway & Transportation Authority, Highway Rev., “Y”, AGM, 5.5%, 2016 (c)	450,000	549,554

		$801,439

Universities - Colleges – 5.3%
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 2025	$120,000	$110,990
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2030	285,000	311,291
University Enterprises, Inc. (Auxiliary Organization), “A”, FGIC, 4.375%, 2030	500,000	458,520
University of California Rev., “U”, 5%, 2017	570,000	677,405

		$1,558,206

Utilities - Investor Owned – 3.4%
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas & Electric Co.), NATL, 5.35%, 2016	$1,000,000	$1,021,350

MFS California Municipal Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – 12.9%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 2019	$805,000	$962,933
California Department of Water Resources, Power Supply Rev., “N”, 5%, 2020	205,000	244,473
Imperial Irrigation District Electric Rev., “A”, 5%, 2017	500,000	589,275
Los Angeles, CA, Department of Water & Power Rev., “A”, 5%, 2019	590,000	714,667
Northern California Power Agency, Capital Facilities Rev., “A”, 5.25%, 2024	390,000	430,045
Sacramento, CA, Municipal Utility District Rev., “U”, AGM, 5%, 2019	750,000	864,668

		$3,806,061

Utilities - Other – 2.7%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$245,000	$267,187
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	585,000	529,179

		$796,366

Water & Sewer Utility Revenue – 23.0%
Atwater, CA, Public Financing Authority Wastewater Rev., ASSD GTY, 5%, 2034	$500,000	$499,295
California Department of Water Resources (Central Valley Project), “A-E”, 5%, 2028	500,000	546,205
Chino Basin, CA, Regional Financing Authority Rev. (Inland Empire Utilities Agency), “A”, AMBAC, 5%, 2038 (f)	1,000,000	1,011,010
Los Angeles, CA, Department of Water & Power Waterworks Rev., “C”, NATL, 5%, 2029	500,000	514,120
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	440,000	465,106
Norco, CA, Financing Authority Enterprise Rev., AGM, 5.625%, 2039	215,000	226,597
Pico Rivera, CA, Water Authority Rev. (Water Systems Project), “A”, NATL, 5.5%, 2029	2,000,000	2,036,340
San Francisco, CA, City & County Public Utilities Commission Water Rev., “A”, 5%, 2023	445,000	521,108
Sonoma County, CA, Water Agency Rev., “A”, AGM, 5%, 2036	600,000	614,658
Southern California Metropolitan Water District Rev., “A”, 5%, 2028	325,000	359,096

		$6,793,535

Total Municipal Bonds		$52,039,180

Other Assets, Less Liabilities – 6.8%		2,004,772

Preferred shares (Issued by the Fund) – (82.6)%		(24,450,000)

Net assets applicable to common shares – 100.0%		$29,593,952

(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Housing Finance Agency
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS California Municipal Fund

Supplemental Information (Unaudited) 8/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of August 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$52,039,180	$—	$52,039,180

Other Financial Instruments
Futures	$9,483	$—	$—	$9,483

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$51,679,539

Gross unrealized appreciation	$1,768,263
Gross unrealized depreciation	(1,408,622)

Net unrealized appreciation (depreciation)	$359,641

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS California Municipal Fund

Supplemental Information (Unaudited) 8/31/11 - continued

(3) Derivative Contracts at 8/31/11

Futures Contracts Outstanding at 8/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	44	$5,677,375	December-2011	$534
U.S. Treasury Bond 30 yr (Short)	USD	10	1,360,313	December-2011	8,949

					$9,483

At August 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CALIFORNIA MUNICIPAL FUND

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: October 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: October 17, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2011

*	Print name and title of each signing officer under his or her signature.